UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07043

Name of Registrant:	Vanguard Admiral Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Natalie Lamarque, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: August 31

Date of reporting period: September 1, 2025—August 31, 2026

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Treasury Money Market Fund Investor Shares - VUSXX

Vanguard Treasury Money Market Fund

Investor Shares (VUSXX)

Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Vanguard Vanguard Treasury Money Market Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at  https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$7	0.07%

Fund Statistics (as of August 31, 2026)

Table Summary
Fund Net Assets (in millions)	$113,843
Number of Portfolio Holdings	38
Total Investment Advisory Fees (in thousands)	$2,882

Distribution by Effective Maturity % of Net Assets (as of August 31, 2026)

Table Summary
1 to 7 Days	28.6%
8 to 30 Days	34.3%
31 to 60 Days	29.9%
61 to 90 Days	5.8%
91 to 180 Days	7.1%
Over 180 Days	0.1%
Other Assets and Liabilities—Net	(5.8%)

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR11

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

The Registrant's Board of Trustees has determined that Sarah Bloom Raskin, Peter F. Volanakis, Tara Bunch and John Murphy, each a member of the Registrant's Audit and Risk Committee, are Audit Committee Financial Experts and are independent.

Item 4: Principal Accountant Fees and Services.

Includes fees billed in connection with services to the Registrant only.

	Fiscal Year Ended August 31, 2026	Fiscal Year Ended August 31, 2025
(a) Audit Fees.	$305,000	$242,000
(b) Audit-Related Fees.	0	0
(c) Tax Fees.	0	0
(d) All Other Fees.	0	0
Total.	$305,000	$242,000

(e)       (1) Pre-Approval Policies. The audit committee is responsible for pre-approving all audit and non-audit services provided by PwC to: (i) the Vanguard funds; and (ii) Vanguard, or any entity controlled by Vanguard that provides ongoing services to the Vanguard funds. All services provided to Vanguard entities by the independent auditor, whether or not they are subject to preapproval, must be disclosed to the audit committee. The audit committee chair may preapprove any permissible audit and non-audit services as long as any preapproval is brought to the attention of the full audit committee at the next scheduled meeting.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)            For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)           Aggregate Non-Audit Fees.

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

	Fiscal Year Ended August 31, 2026	Fiscal Year Ended August 31, 2025
Non-audit fees to the Registrant only, listed as (b) through (d) above.	$0	$0

Non-audit Fees to other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.
Audit-Related Fees.	$6,245,863	$3,710,837
Tax Fees.	$1,966,783	$1,775,524
All Other Fees.	$0	$50,000
Total.	$8,235,950	$5,536,360

(h)           For the most recent fiscal year, the Audit and Risk Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: Sarah Bloom Raskin, Peter F. Volanakis, Tara Bunch, John Murphy, and Barbara Venneman.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the year ended August 31, 2026
Vanguard Treasury Money Market Fund

Treasury Money Market Fund
Financial Statements
Schedule of Investments
As of August 31, 2026
The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund’s Form N-MFP filings may be viewed via a link on the “Portfolio Holdings” page at www.vanguard.com or on the SEC’s website at www.sec.gov.
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Treasury Debt (105.8%)
	United States Treasury Bill	3.417%–3.709%	9/1/2026	4,565,997	4,565,997
	United States Treasury Bill	3.548%–3.596%	9/3/2026	13,375,000	13,372,290
	United States Treasury Bill	3.342%–3.712%	9/8/2026	4,079,194	4,076,311
	United States Treasury Bill	3.596%–3.640%	9/10/2026	15,280,130	15,266,054
	United States Treasury Bill	3.417%	9/15/2026	1,962,000	1,959,215
	United States Treasury Bill	3.538%–3.690%	9/17/2026	4,131,965	4,125,281
	United States Treasury Bill	3.701%–3.821%	9/22/2026	256,482	255,935
	United States Treasury Bill	3.567%–3.772%	9/24/2026	10,548,685	10,523,945
	United States Treasury Bill	3.440%–3.722%	9/29/2026	2,701,830	2,694,184
	United States Treasury Bill	3.494%–3.772%	10/1/2026	3,566,684	3,555,872
	United States Treasury Bill	3.473%–3.758%	10/6/2026	8,122,061	8,092,880
	United States Treasury Bill	3.548%–3.792%	10/8/2026	3,910,000	3,895,128
	United States Treasury Bill	3.431%–3.740%	10/13/2026	6,649,051	6,620,626
	United States Treasury Bill	3.421%	10/20/2026	7,318,000	7,281,594
	United States Treasury Bill	3.696%	10/22/2026	1,105,887	1,100,043
	United States Treasury Bill	3.436%	10/27/2026	3,468,000	3,448,202
	United States Treasury Bill	3.710%–3.876%	11/3/2026	1,294,898	1,286,312
	United States Treasury Bill	3.770%–3.799%	11/5/2026	56,363	55,986
	United States Treasury Bill	3.701%–3.795%	11/12/2026	1,222,000	1,212,877
	United States Treasury Bill	3.660%	11/17/2026	2,210,000	2,192,298
	United States Treasury Bill	3.681%	11/19/2026	931,000	923,410
	United States Treasury Bill	3.683%	11/27/2026	896,960	888,908
	United States Treasury Bill	3.736%	12/3/2026	2,260,000	2,238,463
	United States Treasury Bill	3.700%	12/8/2026	1,119,245	1,107,713
	United States Treasury Bill	3.745%–3.751%	12/10/2026	1,090,345	1,079,173
	United States Treasury Bill	3.670%	12/15/2026	331,622	327,990
	United States Treasury Bill	3.740%	12/17/2026	1,087,000	1,075,111
	United States Treasury Bill	3.665%	12/22/2026	1,126,000	1,112,863
	United States Treasury Bill	3.665%	12/29/2026	1,131,000	1,116,980
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.098%	3.904%	9/1/2026	3,304,474	3,304,469
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.159%	3.965%	9/1/2026	1,882,441	1,883,784
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.160%	3.966%	9/1/2026	208,325	208,336
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.190%	3.996%	9/1/2026	342,311	342,962
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.205%	4.011%	9/1/2026	7,263,270	7,265,125
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.500%	3.856%	9/1/2026	1,350,000	1,349,932
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.990%	3.856%	9/1/2026	434,000	434,412
	United States Treasury Note/Bond	0.875%	9/30/2026	120,000	119,725
	United States Treasury Note/Bond	4.625%	6/15/2027	89,067	89,538
Total U.S. Treasury Debt (Cost $120,449,924)					120,449,924
Total Investments (105.8%) (Cost $120,449,924)					120,449,924
Other Assets and Liabilities—Net (-5.8%)					(6,606,495)
Net Assets (100%)					113,843,429
Cost is in $000.

•	See Note A in Notes to Financial Statements.
1	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2
Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

3M—3-month.

See accompanying Notes, which are an integral part of the Financial Statements.

Treasury Money Market Fund
Statement of Assets and Liabilities
As of August 31, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $120,449,924)	120,449,924
Investment in Vanguard	2,390
Cash	2
Receivables for Accrued Income	52,998
Receivables for Capital Shares Issued	591,121
Other Assets	3,298
Total Assets	121,099,733
Liabilities
Payables for Investment Securities Purchased	6,803,645
Payables for Capital Shares Redeemed	382,599
Payables for Distributions	66,594
Payables to Vanguard	3,466
Total Liabilities	7,256,304
Net Assets	113,843,429
At August 31, 2026, net assets consisted of:

Paid-in Capital	113,842,421
Total Distributable Earnings (Loss)	1,008
Net Assets	113,843,429

Net Assets
Applicable to 113,839,380,150 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	113,843,429
Net Asset Value Per Share	$1.00

See accompanying Notes, which are an integral part of the Financial Statements.

Treasury Money Market Fund
Statement of Operations

Year Ended August 31, 2026
($000)
Investment Income
Income
Interest	3,994,770
Total Income	3,994,770
Expenses
The Vanguard Group—Note C
Investment Advisory Services	2,882
Management and Administrative[1]	61,195
Marketing and Distribution	8,403
Custodian Fees	289
Auditing Fees	30
Accounting Fees[1]	108
Shareholders’ Reports[1]	390
Trustees’ Fees and Expenses	57
Other Expenses	10
Total Expenses	73,364
Net Investment Income	3,921,406
Realized Net Gain (Loss) on Investment Securities Sold	410
Net Increase (Decrease) in Net Assets Resulting from Operations	3,921,816

1	Certain amounts previously included in Management and Administrative and Shareholders' Reports expenses are now presented as Accounting Fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Treasury Money Market Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2026 ($000)	2025 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	3,921,406	3,903,545
Realized Net Gain (Loss)	410	815
Net Increase (Decrease) in Net Assets Resulting from Operations	3,921,816	3,904,360
Distributions
Total Distributions	(3,921,408)	(3,903,546)
Capital Share Transactions (at $1.00 per share)
Issued	93,844,529	83,964,887
Issued in Lieu of Cash Distributions	3,121,817	3,116,467
Redeemed	(79,679,261)	(70,462,485)
Net Increase (Decrease) from Capital Share Transactions	17,287,085	16,618,869
Total Increase (Decrease)	17,287,493	16,619,683
Net Assets
Beginning of Period	96,555,936	79,936,253
End of Period	113,843,429	96,555,936

See accompanying Notes, which are an integral part of the Financial Statements.

Treasury Money Market Fund
Financial Highlights

For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income[1]	.0374	.0440	.0530	.0437	.0045
Net Realized and Unrealized Gain (Loss) on Investments	.0001	.0002	—	(.0015)	—
Total from Investment Operations	.0375	.0442	.0530	.0422	.0045
Distributions
Dividends from Net Investment Income	(.0375)	(.0442)	(.0530)	(.0422)	(.0045)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.0375)	(.0442)	(.0530)	(.0422)	(.0045)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	3.81%	4.51%	5.43%	4.31%	0.45%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$113,843	$96,556	$79,936	$58,338	$34,355
Ratio of Total Expenses to Average Net Assets[3]	0.07%	0.08%	0.09%[4]	0.09%[4]	0.08%
Ratio of Net Investment Income to Average Net Assets	3.74%	4.40%	5.30%	4.37%	0.45%

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3
Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. The ratio of total expenses to average net assets before an expense reduction was 0.09%
for the year ended August 31, 2022. For the years ended August 31, 2026, 2025, 2024 and 2023, there were no expense reductions.

4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09%.

See accompanying Notes, which are an integral part of the Financial Statements.

Treasury Money Market Fund
Notes to Financial Statements
Vanguard Treasury Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.
The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Certain short-term debt instruments may be valued on the basis of amortized cost provided that the amortized cost of the debt reflects its fair value.
2. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the tax year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.
Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
C.
In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the
FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
From time to time, Vanguard and/or a fund's board of trustees may adjust a fund's fees and expenses and/or reduce, refund, reimburse, waive, or otherwise return to the fund and its shareholders a portion of prior fees and expenses (collectively, “expense adjustments”). The fund is not obligated to repay these amounts, and Vanguard is not obligated to continue or otherwise repeat these voluntary expense adjustments. Expense adjustments are generally calculated at, and returned to, each share class, as applicable.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2026, the fund had contributed to Vanguard capital in the amount of $2,390,000, representing less than 0.01% of the fund’s net assets and 0.96% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

Treasury Money Market Fund
D.
Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At August 31, 2026, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.
E.
Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	67,602
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	—
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	(66,594)
Total	1,008
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2026 Amount ($000)	2025 Amount ($000)
Ordinary Income*	3,921,408	3,903,546
Long-Term Capital Gains	—	—
Total	3,921,408	3,903,546

*	Includes short-term capital gains, if any.
As of August 31, 2026, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	120,449,924
Gross Unrealized Appreciation	—
Gross Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	—
F.
Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
G.
Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s

Treasury Money Market Fund
daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
H.
Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Admiral Funds and Shareholders of Vanguard Treasury Money Market Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Treasury Money Market Fund (one of the funds constituting Vanguard Admiral Funds, referred to hereafter as the "Fund") as of August 31, 2026, the related statement of operations for the year ended August 31, 2026, the statement of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2026 and the financial highlights for each of the five years in the period ended August 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 21, 2026
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Tax information (unaudited)
The fund hereby designates for the fiscal year $3,989,947,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The fund hereby designates 100%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income dividends eligible to be treated as interest income for purposes of Section 163(j) and the regulations thereunder for the fiscal year.
The fund hereby designates 100%, or if subsequently determined to be different, the maximum percentage allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident alien shareholders.
Q110 102026

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangement - Treasury Money Market Fund

A majority of independent trustees of the board of Vanguard Treasury Money Market Fund (Trustees) have renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), which provides investment advisory services to the fund through its subsidiary, Vanguard Capital Management LLC (VCM). The Trustees determined that continuing the advisory arrangement was in the best interests of the fund and its shareholders.

The Trustees based their decision upon an evaluation of VCM’s investment staff, portfolio management process, and performance. This evaluation included information provided by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management

The Oversight and Manager Search team met regularly with the advisor and made presentations to the Trustees during the fiscal year that directed the Trustees’ focus to relevant information and topics.

The board, or an investment committee made up of Trustees, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the Trustees were provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the Trustees received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. The Trustees considered the factors discussed below, among others. However, no single factor determined whether to approve the arrangement. Rather, it was the totality of the circumstances that drove the Trustee’s decisions.

Nature, extent, and quality of services

The Trustees considered the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of Vanguard and VCM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group, now within VCM, adheres to the same sound, disciplined investment management process and has considerable experience, stability and depth. The Fixed Income Group emphasizes a disciplined and repeatable approach to risk-taking and security selection, with the objective of delivering tight tracking error and consistent, risk-adjusted alpha.

The Trustees concluded that VCM’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The Trustees considered the fund’s short- and long-term performance, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The Trustees concluded the performance was such that the advisory arrangement should continue.

Cost

The Trustees concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.

The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VCM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The Trustees concluded that the fund’s arrangement with Vanguard, and services rendered through VCM, ensure that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The Trustees will consider whether to renew the advisory arrangement again within a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19: Exhibits.

(a)(1)	Code of Ethics filed herewith.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD ADMIRAL FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: October 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD ADMIRAL FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: October 23, 2026

VANGUARD ADMIRAL FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: October 23, 2026

* By:	/s/ Natalie Lamarque

Natalie Lamarque, pursuant to a Power of Attorney  filed on December 19, 2025 (see File Number 33-49023), and to a Power of Attorney  filed on February 27, 2026 (see File Number 333-177613), Incorporated by Reference.